Debt (The Receivables Facility) (Narrative) (Details) (USD $)			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Feb. 29, 2012 Receivables Facility	Dec. 31, 2012 Receivables Facility	Jul. 20, 2012 Receivables Facility
Short-term Debt [Line Items]
Receivables Facility maximum borrowing capacity			$ 300,000,000	$ 400,000,000	$ 400,000,000
Receivables Facility, maximum commitment limit			500,000,000
Maturity period of the agreement (years)			3 years
Securitized accounts receivable	556,500,000
Short-term borrowings	$ 298,987,000	$ 128,054,000		$ 180,000,000
Interest rate on borrowings				0.99%